Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value of financial instruments [text block] [Abstract]
Schedule of analysis of financial instruments
				Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD

Liabilities measured at fair value:

Derivative financial instruments

31 December 2020	13,161,844	-	-	13,161,844

31 December 2019 (Restated)	15,709,460	1,518,249	-	17,227,709

Borrowings

31 December 2020	-	195,640,464	-	195,640,464

31 December 2019	-	-	-	-